Lease Receivables (Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Leases [Abstract]
Total minimum lease payments receivable	¥ 41,173	¥ 33,868
Unguaranteed residual values	918	710
Unearned income	(3,234)	(2,658)
Executory costs	(29)	(16)
Capital Leases, Net Investment in Sales Type Leases Gross, Total	38,828	31,904
Less, allowance for doubtful receivables	(39)	(103)	¥ (107)	¥ (203)
Capital Leases, Net Investment in Sales Type Leases, Total	38,789	31,801
Less, short-term lease receivables	(13,745)	(10,900)
Long-term lease receivables	25,044	20,901
Capital Leases, Net Investment in Sales Type Leases	¥ 38,789	¥ 31,801